Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text values) - EUR (€) € in Millions	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Balance of receivables from commission and fee income	€ 914	€ 964
Balance of contract liabilities associated to commission and fee income	€ 65	€ 69